Correction of errors - Financial position (Details) - EUR (€) € in Thousands	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017		Sep. 30, 2017		Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Correction of errors
Current assets	€ 30,086	€ 35,158	€ 37,930	€ 37,494	[1]	€ 29,653		€ 30,816	€ 33,536
Inventories	10,686	12,493	10,892	9,259	[1]	9,204		9,386	9,410
Non-current assets	29,683	29,313	29,614	29,508	[1]	28,990		28,300	28,003
Property, plant and equipment	27,914	26,807	27,046	27,949	[1]	27,617		27,010	26,872
Total assets	59,769	64,471	67,544	67,002	[1]	58,643		59,116	61,539
Equity	35,630	39,267	42,060	43,889	[1]	45,935	[2]	46,762	49,055	€ 51,536
Accumulated deficit	(46,111)	(42,324)	(39,382)	(37,509)	[1]	(35,209)		(34,188)	(31,465)
Total equity and liabilities	€ 59,769	64,471	67,544	67,002	[1]	58,643		59,116	61,539
As previously reported
Correction of errors
Current assets		35,781	38,347	37,774		29,840		30,937	33,601
Inventories		13,116	11,309	9,539		9,391		9,507	9,475
Non-current assets		29,056	29,360	29,257		28,990		28,300	28,003
Property, plant and equipment		26,550	26,792	27,698		27,617		27,010	26,872
Total assets		64,837	67,707	67,031		58,830		59,237	61,604
Equity		39,633	42,223	43,918		46,122		46,883	49,120
Accumulated deficit		(41,958)	(39,219)	(37,480)		(35,022)		(34,067)	(31,400)
Total equity and liabilities		64,837	67,707	67,031		58,830		59,237	61,604
Adjustments
Correction of errors
Current assets		(623)	(417)	(280)		(187)		(121)	(65)
Inventories		(623)	(417)	(280)		(187)		(121)	(65)
Non-current assets		257	254	251
Property, plant and equipment		257	254	251
Total assets		(366)	(163)	(29)		(187)		(121)	(65)
Equity		(366)	(163)	(29)		(187)		(121)	(65)
Accumulated deficit		(366)	(163)	(29)		(187)		(121)	(65)
Total equity and liabilities		€ (366)	€ (163)	€ (29)		€ (187)		€ (121)	€ (65)

[1]	Comparative figures for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.
[2]	Comparative figures for the 9-month period ended September 30, 2017 and for the year ended December 31, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.